Tax - Schedule of effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Profit before tax from continuing operations	£ 3,650	£ 3,048	£ 3,590
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2024: 25%; 2023: 19%)	913	762	682
Effect of:
Adjustments in respect of prior years	(11)	(9)	2
Expenses not deductible for tax purposes	40	155	92
Non-taxable income	(107)	(43)	(75)
Adjustment in respect of foreign tax rates	4	(20)	147
Deferred tax impact of change in UK tax rate	0	0	66
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(18)	(9)	(27)
Other	0	(5)	(11)
Total tax charge from continuing operations	£ 821	£ 831	£ 876
Effective tax rate – continuing operations	22.50%	27.30%	24.40%